Supplement dated October 7, 2026
to the following initial summary prospectus(es):
Nationwide Accumulator IVUL - Series H, Nationwide Protector II VUL - Series H and Nationwide Survivorship II VUL - Series H dated May 1, 2026
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
Effective on October 12, 2026, the following underlying mutual funds are added as investment options under the policy.
•
American Drive Variable Insurance Trust – American Drive Moderate Allocation Portfolio – Class S
•
American Drive Variable Insurance Trust – American Drive Aggressive Allocation Portfolio – Class S
Accordingly, Appendix: Underlying Mutual Funds Available Under the Policy is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation
American Drive Variable Insurance Trust – American Drive Moderate
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		0.91%*	N/A	N/A	N/A
Allocation
American Drive Variable Insurance Trust – American Drive Aggressive
Allocation Portfolio – Class S
Investment Advisor: Hantz Financial Services, Inc.
Sub-Advisor: Forefront Analytics, LLC and Franklin Advisers, Inc.
		1.01%*	N/A	N/A	N/A
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
ISP-1076